Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 5,288,996	$ 176,830	$ 7,898,458
Trade receivables, net	78,948,473	2,639,534	79,481,359
Held for trading	973,571	32,550	36,655
Financial liabilities for hedging	3,233,301	108,101	3,899,634
Measured at amortized cost (Note 2)	310,187,110	10,370,681	286,035,732
Mandatorily at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Measured at amortized cost	139,668,804	4,669,636	139,866,736
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	755,903	25,272	580,399
Debt instruments	1,014,872	33,931	$ 1,016,924
Trade receivables, net	$ 2,029,690	$ 67,860